CONVERTIBLE DEBT: Schedule of Convertible Debt 2 (Tables)	Dec. 31, 2021
Nine-months Ended September 30
Schedule of Convertible Debt 2

Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	288,159	$ 10,060
Unsecured Convertible debt #2	3,181,811	$ 149,817
Unsecured Convertible debt #3	4,182,667	$ 178,910

Year Ended December 31
Schedule of Convertible Debt 2
Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	421,432	$8,026
Unsecured Convertible debt #2	5,010,000	$68,443
	507,917	$16,058